Quarterly Report
May 31, 2025
SSGA Funds
State Street S&P 500 Index Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 101.1%
COMMUNICATION SERVICES — 9.7%
Alphabet, Inc. Class A	173,117	$29,731,113
Alphabet, Inc. Class C	140,300	24,250,855
AT&T, Inc.	214,641	5,967,020
Charter Communications, Inc. Class A (a)	2,900	1,149,183
Comcast Corp. Class A	111,587	3,857,563
Electronic Arts, Inc.	7,342	1,055,633
Fox Corp. Class A	5,616	308,543
Fox Corp. Class B	2,900	145,812
Interpublic Group of Cos., Inc.	12,228	292,983
Live Nation Entertainment, Inc. (a)	4,400	603,636
Match Group, Inc.	7,587	227,155
Meta Platforms, Inc. Class A	65,041	42,113,397
Netflix, Inc. (a)	12,712	15,346,308
News Corp. Class A	12,561	354,723
News Corp. Class B (b)	3,800	124,336
Omnicom Group, Inc.	5,198	381,741
Paramount Global Class B	18,831	227,855
Take-Two Interactive Software, Inc. (a)	4,594	1,039,530
TKO Group Holdings, Inc. (b)	2,000	315,620
T-Mobile U.S., Inc.	14,285	3,459,827
Verizon Communications, Inc.	125,764	5,528,585
Walt Disney Co.	53,618	6,060,979
Warner Bros Discovery, Inc. (a)	66,333	661,340
		143,203,737
CONSUMER DISCRETIONARY — 10.8%
Airbnb, Inc. Class A (a)	12,600	1,625,400
Amazon.com, Inc. (a)	280,274	57,458,973
Aptiv PLC (a)	6,403	427,784
AutoZone, Inc. (a)	471	1,758,262
Best Buy Co., Inc.	6,513	431,682
Booking Holdings, Inc.	1,002	5,529,968
Caesars Entertainment, Inc. (a)	6,777	182,166
CarMax, Inc. (a)	5,192	334,676
Carnival Corp. (a)	32,449	753,466
Chipotle Mexican Grill, Inc. (a)	39,400	1,973,152
Darden Restaurants, Inc.	3,340	715,461
Deckers Outdoor Corp. (a)	4,800	506,496
Domino's Pizza, Inc.	1,119	530,205
DoorDash, Inc. Class A (a)	10,300	2,149,095
DR Horton, Inc.	8,579	1,012,837
eBay, Inc.	14,892	1,089,648
Expedia Group, Inc.	3,475	579,456
Ford Motor Co.	119,531	1,240,732
Garmin Ltd.	4,299	872,568
General Motors Co.	30,041	1,490,334
Genuine Parts Co.	4,220	533,914
Hasbro, Inc.	4,232	282,317
Hilton Worldwide Holdings, Inc.	7,243	1,799,451
Home Depot, Inc.	29,536	10,877,813
Las Vegas Sands Corp.	9,805	403,574
Security Description	Shares	Value
Lennar Corp. Class A	7,380	$782,870
LKQ Corp.	8,100	327,807
Lowe's Cos., Inc.	16,903	3,815,514
Lululemon Athletica, Inc. (a)	3,400	1,076,678
Marriott International, Inc. Class A	6,806	1,795,627
McDonald's Corp.	21,129	6,631,337
MGM Resorts International (a)(b)	7,700	243,705
Mohawk Industries, Inc. (a)	1,969	198,101
NIKE, Inc. Class B	36,026	2,182,815
Norwegian Cruise Line Holdings Ltd. (a)	13,900	245,335
NVR, Inc. (a)	90	640,434
O'Reilly Automotive, Inc. (a)	1,726	2,360,305
Pool Corp.	1,265	380,246
PulteGroup, Inc.	6,252	612,884
Ralph Lauren Corp.	1,196	331,065
Ross Stores, Inc.	9,534	1,335,618
Royal Caribbean Cruises Ltd.	7,197	1,849,413
Starbucks Corp.	34,369	2,885,277
Tapestry, Inc.	6,281	493,373
Tesla, Inc. (a)	83,035	28,768,306
TJX Cos., Inc.	33,624	4,266,886
Tractor Supply Co.	15,865	767,866
Ulta Beauty, Inc. (a)	1,249	588,853
Williams-Sonoma, Inc.	3,700	598,512
Wynn Resorts Ltd. (b)	1,991	180,265
Yum! Brands, Inc.	8,249	1,187,361
		159,105,883
CONSUMER STAPLES — 6.0%
Altria Group, Inc.	49,741	3,014,802
Archer-Daniels-Midland Co.	15,261	736,648
Brown-Forman Corp. Class B	5,827	194,272
Bunge Global SA	4,300	336,045
Campbell's Co.	6,461	219,932
Church & Dwight Co., Inc.	7,203	708,127
Clorox Co.	3,498	461,316
Coca-Cola Co.	114,333	8,243,409
Colgate-Palmolive Co.	24,462	2,273,498
Conagra Brands, Inc.	14,679	336,002
Constellation Brands, Inc. Class A	4,776	851,513
Costco Wholesale Corp.	13,191	13,721,014
Dollar General Corp.	6,174	600,422
Dollar Tree, Inc. (a)	6,345	572,700
Estee Lauder Cos., Inc. Class A	7,664	513,028
General Mills, Inc.	16,995	922,149
Hershey Co.	4,706	756,207
Hormel Foods Corp.	7,898	242,311
J.M. Smucker Co.	3,555	400,329
Kellanova	8,484	701,033
Kenvue, Inc.	56,263	1,342,998
Keurig Dr. Pepper, Inc.	40,589	1,366,632
Kimberly-Clark Corp.	9,547	1,372,477
Kraft Heinz Co.	26,151	699,016

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
Kroger Co.	19,842	$1,353,820
Lamb Weston Holdings, Inc.	4,700	262,166
McCormick & Co., Inc.	6,922	503,437
Molson Coors Beverage Co. Class B	5,909	316,663
Mondelez International, Inc. Class A	37,910	2,558,546
Monster Beverage Corp. (a)	20,410	1,305,220
PepsiCo, Inc.	41,221	5,418,500
Philip Morris International, Inc.	46,185	8,340,549
Procter & Gamble Co.	69,836	11,864,438
Sysco Corp.	15,041	1,097,993
Target Corp.	13,236	1,244,316
Tyson Foods, Inc. Class A	8,849	496,960
Walgreens Boots Alliance, Inc.	24,834	279,383
Walmart, Inc.	129,132	12,747,911
		88,375,782
ENERGY — 3.0%
APA Corp.	9,509	161,748
Baker Hughes Co.	30,098	1,115,131
Chevron Corp.	49,558	6,774,579
ConocoPhillips	37,948	3,238,862
Coterra Energy, Inc.	21,852	531,222
Devon Energy Corp.	19,086	577,542
Diamondback Energy, Inc.	5,566	748,905
EOG Resources, Inc.	16,923	1,837,330
EQT Corp.	16,995	936,934
Expand Energy Corp.	6,400	743,232
Exxon Mobil Corp.	129,646	13,262,786
Halliburton Co.	25,080	491,317
Hess Corp.	8,088	1,069,153
Kinder Morgan, Inc.	56,155	1,574,586
Marathon Petroleum Corp.	9,475	1,523,011
Occidental Petroleum Corp.	19,460	793,579
ONEOK, Inc.	17,966	1,452,371
Phillips 66 Co.	11,892	1,349,504
Schlumberger NV	42,311	1,398,379
Targa Resources Corp.	6,404	1,011,384
Texas Pacific Land Corp.	600	668,418
Valero Energy Corp.	9,375	1,209,094
Williams Cos., Inc.	36,394	2,202,201
		44,671,268
FINANCIALS — 14.5%
Aflac, Inc.	14,827	1,535,188
Allstate Corp.	7,867	1,651,047
American Express Co.	16,412	4,825,949
American International Group, Inc.	17,946	1,518,949
Ameriprise Financial, Inc.	2,776	1,413,650
Aon PLC Class A	6,448	2,399,172
Apollo Global Management, Inc.	12,900	1,685,901
Arch Capital Group Ltd.	11,464	1,089,539
Arthur J Gallagher & Co.	7,615	2,645,756
Assurant, Inc.	1,704	345,878
Bank of America Corp.	196,706	8,680,636
Security Description	Shares	Value
Bank of New York Mellon Corp.	21,772	$1,929,217
Berkshire Hathaway, Inc. Class B (a)	54,411	27,420,968
Blackrock, Inc.	4,334	4,246,843
Blackstone, Inc.	21,376	2,966,134
Brown & Brown, Inc.	7,479	844,379
Capital One Financial Corp.	18,889	3,572,854
Cboe Global Markets, Inc.	2,959	677,966
Charles Schwab Corp.	50,266	4,440,498
Chubb Ltd.	10,888	3,235,914
Cincinnati Financial Corp.	4,974	750,179
Citigroup, Inc.	55,831	4,205,191
Citizens Financial Group, Inc.	12,894	520,273
CME Group, Inc.	10,658	3,080,162
Coinbase Global, Inc. Class A (a)	6,300	1,553,706
Corpay, Inc. (a)	2,065	671,352
Erie Indemnity Co. Class A	800	286,808
Everest Group Ltd.	1,158	402,046
FactSet Research Systems, Inc.	1,101	504,544
Fidelity National Information Services, Inc.	16,035	1,276,546
Fifth Third Bancorp	19,410	741,268
Fiserv, Inc. (a)	17,161	2,793,639
Franklin Resources, Inc.	10,551	228,324
Global Payments, Inc.	7,257	548,702
Globe Life, Inc.	2,584	314,912
Goldman Sachs Group, Inc.	9,203	5,525,941
Hartford Insurance Group, Inc.	8,967	1,164,275
Huntington Bancshares, Inc.	44,914	702,006
Intercontinental Exchange, Inc.	17,078	3,070,624
Invesco Ltd.	14,689	212,403
Jack Henry & Associates, Inc.	2,380	431,185
JPMorgan Chase & Co.	82,939	21,895,896
KeyCorp	30,771	488,028
KKR & Co., Inc.	20,500	2,489,930
Loews Corp.	5,606	500,560
M&T Bank Corp.	4,943	902,790
MarketAxess Holdings, Inc.	1,100	238,051
Marsh & McLennan Cos., Inc.	14,611	3,414,006
Mastercard, Inc. Class A	24,261	14,207,242
MetLife, Inc.	17,287	1,358,412
Moody's Corp.	4,664	2,235,549
Morgan Stanley	36,638	4,690,763
MSCI, Inc.	2,388	1,346,880
Nasdaq, Inc.	12,975	1,083,932
Northern Trust Corp.	5,468	583,654
PayPal Holdings, Inc. (a)	29,094	2,044,726
PNC Financial Services Group, Inc.	11,647	2,024,365
Principal Financial Group, Inc.	6,126	477,154
Progressive Corp.	17,300	4,929,289
Prudential Financial, Inc.	10,906	1,133,024
Raymond James Financial, Inc.	5,600	823,088
Regions Financial Corp.	25,829	553,774
S&P Global, Inc.	9,356	4,798,318

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Corp. (c)	8,533	$821,557
Synchrony Financial	11,497	662,802
T. Rowe Price Group, Inc.	6,522	610,394
Travelers Cos., Inc.	6,582	1,814,657
Truist Financial Corp.	39,836	1,573,522
U.S. Bancorp	47,051	2,050,953
Visa, Inc. Class A	51,363	18,757,254
W.R. Berkley Corp.	9,375	700,219
Wells Fargo & Co.	98,498	7,365,680
Willis Towers Watson PLC	3,028	958,513
		213,645,506
HEALTH CARE — 9.8%
Abbott Laboratories	51,955	6,940,149
AbbVie, Inc.	52,542	9,778,592
Agilent Technologies, Inc.	8,436	944,157
Align Technology, Inc. (a)	2,372	429,190
Amgen, Inc.	15,851	4,567,941
Baxter International, Inc.	13,909	424,225
Becton Dickinson & Co.	8,550	1,475,645
Biogen, Inc. (a)	4,747	616,113
Bio-Techne Corp.	5,004	242,194
Boston Scientific Corp. (a)	43,898	4,620,703
Bristol-Myers Squibb Co.	61,173	2,953,432
Cardinal Health, Inc.	7,470	1,153,667
Cencora, Inc.	5,252	1,529,592
Centene Corp. (a)	14,296	806,866
Charles River Laboratories International, Inc. (a)	1,695	229,893
Cigna Group	8,273	2,619,563
Cooper Cos., Inc. (a)	5,600	382,368
CVS Health Corp.	37,369	2,393,111
Danaher Corp.	19,056	3,618,734
DaVita, Inc. (a)	1,472	200,575
Dexcom, Inc. (a)	11,420	979,836
Edwards Lifesciences Corp. (a)	17,508	1,369,476
Elevance Health, Inc.	6,882	2,641,587
Eli Lilly & Co.	23,320	17,202,464
GE HealthCare Technologies, Inc.	13,395	944,883
Gilead Sciences, Inc.	37,060	4,079,565
HCA Healthcare, Inc.	5,310	2,025,181
Henry Schein, Inc. (a)	4,200	293,958
Hologic, Inc. (a)	6,758	420,145
Humana, Inc.	3,665	854,421
IDEXX Laboratories, Inc. (a)	2,491	1,278,780
Incyte Corp. (a)	4,600	299,276
Insulet Corp. (a)	2,200	715,066
Intuitive Surgical, Inc. (a)	10,596	5,852,595
IQVIA Holdings, Inc. (a)	5,273	739,960
Johnson & Johnson	71,655	11,121,573
Labcorp Holdings, Inc.	2,574	640,849
McKesson Corp.	3,799	2,733,418
Medtronic PLC	38,339	3,181,370
Merck & Co., Inc.	75,736	5,819,554
Mettler-Toledo International, Inc. (a)	590	681,757
Security Description	Shares	Value
Moderna, Inc. (a)	10,800	$286,848
Molina Healthcare, Inc. (a)	1,797	548,157
Pfizer, Inc.	169,729	3,986,934
Quest Diagnostics, Inc.	3,310	573,755
Regeneron Pharmaceuticals, Inc.	3,090	1,514,965
ResMed, Inc.	4,289	1,049,904
Revvity, Inc.	3,690	333,650
Solventum Corp. (a)	4,617	337,457
STERIS PLC	2,854	699,829
Stryker Corp.	10,245	3,920,147
Thermo Fisher Scientific, Inc.	11,515	4,638,472
UnitedHealth Group, Inc.	27,431	8,281,693
Universal Health Services, Inc. Class B	1,900	361,665
Vertex Pharmaceuticals, Inc. (a)	7,682	3,395,828
Viatris, Inc.	39,337	345,772
Waters Corp. (a)	1,867	652,031
West Pharmaceutical Services, Inc.	2,270	478,630
Zimmer Biomet Holdings, Inc. (b)	5,927	546,292
Zoetis, Inc.	13,589	2,291,513
		144,045,966
INDUSTRIALS — 8.8%
3M Co.	15,869	2,354,166
A.O. Smith Corp.	4,100	263,671
Allegion PLC	2,873	409,977
Amentum Holdings, Inc. (a)	244	5,048
AMETEK, Inc.	6,876	1,229,016
Automatic Data Processing, Inc.	12,134	3,949,981
Axon Enterprise, Inc. (a)	2,100	1,575,756
Boeing Co. (a)	22,198	4,602,089
Broadridge Financial Solutions, Inc.	3,400	825,622
Builders FirstSource, Inc. (a)	3,800	409,184
Carrier Global Corp.	23,625	1,682,100
Caterpillar, Inc.	14,127	4,916,620
CH Robinson Worldwide, Inc.	3,797	364,398
Cintas Corp.	10,388	2,352,882
Copart, Inc. (a)	25,624	1,319,124
CSX Corp.	58,633	1,852,216
Cummins, Inc.	4,134	1,328,998
Dayforce, Inc. (a)(b)	4,300	254,044
Deere & Co.	7,468	3,780,750
Delta Air Lines, Inc.	18,849	912,103
Dover Corp.	4,075	724,331
Eaton Corp. PLC	11,673	3,737,695
Emerson Electric Co.	17,176	2,050,471
Equifax, Inc.	3,739	987,806
Expeditors International of Washington, Inc.	4,267	481,019
Fastenal Co.	34,038	1,407,131
FedEx Corp.	6,436	1,403,692
Fortive Corp.	10,091	708,287
GE Vernova, Inc.	8,061	3,812,692

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	2,023	$247,069
General Dynamics Corp.	7,590	2,113,739
General Electric Co.	31,799	7,819,692
Honeywell International, Inc.	19,520	4,424,598
Howmet Aerospace, Inc.	11,629	1,975,651
Hubbell, Inc.	1,600	623,328
Huntington Ingalls Industries, Inc.	1,279	285,294
IDEX Corp.	2,284	413,198
Illinois Tool Works, Inc.	7,901	1,936,377
Ingersoll Rand, Inc.	12,106	988,334
Jacobs Solutions, Inc.	4,016	507,221
JB Hunt Transport Services, Inc.	2,617	363,370
Johnson Controls International PLC	19,031	1,929,173
L3Harris Technologies, Inc.	5,712	1,395,670
Leidos Holdings, Inc.	3,500	519,820
Lennox International, Inc.	1,000	564,450
Lockheed Martin Corp.	6,180	2,981,108
Masco Corp.	5,915	369,214
Nordson Corp.	1,737	368,227
Norfolk Southern Corp.	6,885	1,701,421
Northrop Grumman Corp.	3,997	1,937,626
Old Dominion Freight Line, Inc.	5,500	880,935
Otis Worldwide Corp.	12,213	1,164,510
PACCAR, Inc.	16,019	1,503,383
Parker-Hannifin Corp.	3,875	2,575,713
Paychex, Inc.	9,263	1,462,720
Paycom Software, Inc. (b)	1,322	342,517
Pentair PLC	5,463	541,820
Quanta Services, Inc.	4,454	1,525,762
Republic Services, Inc.	5,857	1,506,948
Rockwell Automation, Inc.	3,263	1,029,640
Rollins, Inc.	8,825	505,231
RTX Corp.	39,797	5,431,495
Snap-on, Inc.	1,606	515,125
Southwest Airlines Co. (b)	16,127	538,319
Stanley Black & Decker, Inc.	5,068	331,599
Textron, Inc.	5,563	411,829
Trane Technologies PLC	6,760	2,908,625
TransDigm Group, Inc.	1,637	2,403,820
Uber Technologies, Inc. (a)	61,900	5,209,504
Union Pacific Corp.	17,739	3,932,027
United Airlines Holdings, Inc. (a)	9,417	748,134
United Parcel Service, Inc. Class B	21,634	2,110,180
United Rentals, Inc.	1,867	1,322,545
Veralto Corp.	6,685	675,386
Verisk Analytics, Inc.	4,105	1,289,545
Waste Management, Inc.	10,838	2,611,633
Westinghouse Air Brake Technologies Corp.	5,182	1,048,422
WW Grainger, Inc.	1,311	1,425,791
Xylem, Inc.	6,934	873,961
		129,992,568
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 31.9%
Accenture PLC Class A	18,566	$5,882,080
Adobe, Inc. (a)	12,840	5,329,756
Advanced Micro Devices, Inc. (a)	47,968	5,311,497
Akamai Technologies, Inc. (a)	4,784	363,249
Amphenol Corp. Class A	35,430	3,186,220
Analog Devices, Inc.	14,791	3,164,978
ANSYS, Inc. (a)	2,473	818,118
Apple, Inc.	446,539	89,687,358
Applied Materials, Inc.	24,074	3,773,599
Arista Networks, Inc. (a)	30,108	2,608,557
Autodesk, Inc. (a)	6,489	1,921,523
Broadcom, Inc.	139,127	33,678,473
Cadence Design Systems, Inc. (a)	8,027	2,304,311
CDW Corp.	4,047	729,917
Cisco Systems, Inc.	119,222	7,515,755
Cognizant Technology Solutions Corp. Class A	14,697	1,190,310
Corning, Inc.	23,776	1,179,052
Crowdstrike Holdings, Inc. Class A (a)	7,400	3,488,138
Dell Technologies, Inc. Class C	9,000	1,001,430
Enphase Energy, Inc. (a)	4,455	184,392
EPAM Systems, Inc. (a)	1,468	256,151
F5, Inc. (a)	1,755	500,842
Fair Isaac Corp. (a)	700	1,208,396
First Solar, Inc. (a)	3,300	521,664
Fortinet, Inc. (a)	19,473	1,981,962
Gartner, Inc. (a)	2,400	1,047,408
Gen Digital, Inc.	17,519	498,941
GoDaddy, Inc. Class A (a)	4,064	740,258
Hewlett Packard Enterprise Co.	41,566	718,260
HP, Inc.	28,392	706,961
Intel Corp.	128,332	2,508,891
International Business Machines Corp.	27,420	7,103,425
Intuit, Inc.	8,263	6,225,923
Jabil, Inc.	3,130	525,871
Juniper Networks, Inc.	10,454	375,612
Keysight Technologies, Inc. (a)	5,114	803,103
KLA Corp.	3,868	2,927,612
Lam Research Corp.	38,250	3,090,217
Microchip Technology, Inc.	16,412	952,552
Micron Technology, Inc.	32,690	3,087,897
Microsoft Corp.	220,994	101,736,798
Monolithic Power Systems, Inc.	1,487	984,245
Motorola Solutions, Inc.	4,854	2,016,255
NetApp, Inc.	6,087	603,587
NVIDIA Corp.	728,074	98,384,640
NXP Semiconductors NV	7,800	1,490,814
ON Semiconductor Corp. (a)	12,316	517,518
Oracle Corp.	48,412	8,013,638
Palantir Technologies, Inc. Class A (a)	60,500	7,972,690
Palo Alto Networks, Inc. (a)	19,532	3,758,347

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	3,479	$585,585
QUALCOMM, Inc.	32,726	4,751,815
Roper Technologies, Inc.	3,191	1,819,732
Salesforce, Inc.	28,420	7,541,815
Seagate Technology Holdings PLC	6,121	721,911
ServiceNow, Inc. (a)	6,052	6,119,117
Skyworks Solutions, Inc.	5,143	355,021
Super Micro Computer, Inc. (a)	16,000	640,320
Synopsys, Inc. (a)	4,591	2,130,132
TE Connectivity PLC	8,854	1,417,260
Teledyne Technologies, Inc. (a)	1,453	724,844
Teradyne, Inc.	5,098	400,703
Texas Instruments, Inc.	26,953	4,928,356
Trimble, Inc. (a)	6,891	491,122
Tyler Technologies, Inc. (a)	1,344	775,475
VeriSign, Inc.	2,490	678,450
Western Digital Corp. (a)	10,717	552,461
Workday, Inc. Class A (a)	6,300	1,560,573
Zebra Technologies Corp. Class A (a)	1,647	477,251
		471,251,134
MATERIALS — 2.0%
Air Products & Chemicals, Inc.	6,548	1,826,303
Albemarle Corp. (b)	3,730	207,985
Amcor PLC	68,308	622,286
Avery Dennison Corp.	2,581	458,721
Ball Corp.	8,326	446,107
CF Industries Holdings, Inc.	4,861	440,941
Corteva, Inc.	21,161	1,498,199
Dow, Inc.	21,391	593,386
DuPont de Nemours, Inc.	12,702	848,494
Eastman Chemical Co.	3,755	294,279
Ecolab, Inc.	7,402	1,966,119
Freeport-McMoRan, Inc.	42,729	1,644,212
International Flavors & Fragrances, Inc.	7,817	598,470
International Paper Co.	15,912	760,753
Linde PLC	14,141	6,612,049
LyondellBasell Industries NV Class A	7,022	396,673
Martin Marietta Materials, Inc.	1,866	1,021,728
Mosaic Co.	9,816	354,750
Newmont Corp.	33,177	1,749,091
Nucor Corp.	7,049	770,879
Packaging Corp. of America	2,700	521,559
PPG Industries, Inc.	7,094	786,015
Sherwin-Williams Co.	6,924	2,484,400
Smurfit WestRock PLC	15,753	682,578
Steel Dynamics, Inc.	4,300	529,201
Vulcan Materials Co.	3,690	978,108
		29,093,286
REAL ESTATE — 2.1%
Alexandria Real Estate Equities, Inc. REIT	4,770	334,806
Security Description	Shares	Value
American Tower Corp. REIT	14,160	$3,039,444
AvalonBay Communities, Inc. REIT	4,228	874,223
BXP, Inc. REIT	4,739	319,077
Camden Property Trust REIT	3,529	414,622
CBRE Group, Inc. Class A (a)	9,029	1,128,806
CoStar Group, Inc. (a)	12,153	893,975
Crown Castle, Inc. REIT	12,719	1,276,352
Digital Realty Trust, Inc. REIT	9,362	1,605,770
Equinix, Inc. REIT	2,900	2,577,578
Equity Residential REIT	9,682	679,095
Essex Property Trust, Inc. REIT	1,975	560,702
Extra Space Storage, Inc. REIT	5,994	905,993
Federal Realty Investment Trust REIT	1,900	181,412
Healthpeak Properties, Inc. REIT	20,531	357,445
Host Hotels & Resorts, Inc. REIT	22,759	352,537
Invitation Homes, Inc. REIT	15,523	523,125
Iron Mountain, Inc. REIT	8,374	826,597
Kimco Realty Corp. REIT	20,350	432,641
Mid-America Apartment Communities, Inc. REIT	3,664	573,966
Prologis, Inc. REIT	27,226	2,956,744
Public Storage REIT	4,846	1,494,555
Realty Income Corp. REIT	25,500	1,443,810
Regency Centers Corp. REIT	4,363	314,790
SBA Communications Corp. REIT	2,965	687,554
Simon Property Group, Inc. REIT	9,441	1,539,544
UDR, Inc. REIT	9,900	410,157
Ventas, Inc. REIT	13,102	842,197
VICI Properties, Inc. REIT	29,766	943,880
Welltower, Inc. REIT	18,181	2,804,965
Weyerhaeuser Co. REIT	21,067	545,846
		31,842,208
UTILITIES — 2.5%
AES Corp.	21,959	221,566
Alliant Energy Corp.	7,500	466,725
Ameren Corp.	7,640	740,163
American Electric Power Co., Inc.	16,038	1,659,773
American Water Works Co., Inc.	5,887	841,664
Atmos Energy Corp.	4,300	665,124
CenterPoint Energy, Inc.	20,586	766,623
CMS Energy Corp.	8,501	597,025
Consolidated Edison, Inc.	10,372	1,083,770
Constellation Energy Corp.	9,355	2,864,033
Dominion Energy, Inc.	24,411	1,383,371
DTE Energy Co.	6,559	896,287
Duke Energy Corp.	22,905	2,696,377
Edison International	11,249	626,007
Entergy Corp.	12,184	1,014,684
Evergy, Inc.	7,574	502,989

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Security Description	Shares	Value
Eversource Energy	10,196	$660,803
Exelon Corp.	29,464	1,291,113
FirstEnergy Corp.	14,960	627,422
NextEra Energy, Inc.	61,374	4,335,459
NiSource, Inc.	14,178	560,598
NRG Energy, Inc.	6,198	966,268
PG&E Corp.	65,449	1,104,779
Pinnacle West Capital Corp. (b)	2,969	270,862
PPL Corp.	20,604	715,989
Public Service Enterprise Group, Inc.	14,970	1,213,019
Sempra	18,152	1,426,566
Southern Co.	32,552	2,929,680
Vistra Corp.	9,800	1,573,586
WEC Energy Group, Inc.	9,270	995,969
Xcel Energy, Inc.	16,624	1,165,343
		36,863,637
TOTAL COMMON STOCKS (Cost $251,705,793)		1,492,090,975
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d)(e)	5,799,383	5,799,383
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c)(f)	2,866,381	$2,866,381
TOTAL SHORT-TERM INVESTMENTS (Cost $8,665,764)		8,665,764
TOTAL INVESTMENTS — 101.7% (Cost $260,371,557)		1,500,756,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(24,755,194)
NET ASSETS — 100.0%		$1,476,001,545
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At May 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	29	06/20/2025	$8,305,197	$8,578,200	$273,003

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,492,090,975	$—	$—	$1,492,090,975
Short-Term Investments	8,665,764	—	—	8,665,764
TOTAL INVESTMENTS	$1,500,756,739	$—	$—	$1,500,756,739
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$273,003	$—	$—	$273,003
TOTAL OTHER FINANCIAL INSTRUMENTS:	$273,003	$—	$—	$273,003
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/25	Value at 5/31/25	Dividend Income
State Street Corp.	9,633	$839,034	$—	$108,014	$79,689	$10,848	8,533	$821,557	$20,291
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,973,574	7,973,574	99,996,442	102,170,633	—	—	5,799,383	5,799,383	253,672
State Street Navigator Securities Lending Portfolio II	1,545,919	1,545,919	81,160,521	79,840,059	—	—	2,866,381	2,866,381	3,674
Total		$10,358,527	$181,156,963	$182,118,706	$79,689	$10,848		$9,487,321	$277,637
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2025  (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2025 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
May 31, 2025  (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2025, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.